Subsidiaries (Schedule of Consideration Transaction) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Aug. 26, 2020	Dec. 31, 2019
Liabilities:
Total consideration			₪ 309
Golan Telecom Ltd. [Member]
Assets
Cash and cash equivalents	₪ 5
Current investments and deposits	70
Trade receivables	40
Property and other intangible assets	70
Customer relations (included in the intangible assets section)	110
Brand (included in the intangible assets section)	35
Right of use assets	14
Liabilities:
Lease liabilities	(14)
Trade payables	(233)	₪ (40)
Provisions	(82)
Loan from Cellcom	(136)
Deferred tax liabilities	(20)
Total recognized assets, net	(141)
Goodwill	754
Total consideration	₪ 613